Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(3)	Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2014	2015
	RMB	RMB	US$

Accounts receivable	4,319,541	3,002,721	463,540
Less: Allowance for doubtful accounts	(250,514)	(527,335)	(81,406)
Total accounts receivable, net	4,069,027	2,475,386	382,134

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Beginning balance	(287,351)	(286,997)	(250,514)	(38,673)
Additions	(20,063)	(228,835)	(414,759)	(64,028)
Reversal of allowance for doubtful accounts	16,998	59,464	10,414	1,608
Write-off of accounts receivable	3,419	205,854	127,524	19,687
Ending balance	(286,997)	(250,514)	(527,335)	(81,406)

Allowance for doubtful accounts was provided based on a number of factors, including some customers’ financial conditions and creditworthiness. For year ended December 31, 2015, allowance for doubtful accounts was provided against receivables from certain customers who encountered financial difficulties and against certain customers who delayed payments to the Company.

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally four months from the date of billing. For certain customers the Company requires an advance payment before the sale is made. Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 935,935 and RMB 725,170 (US$ 111,947) as of December 31, 2014 and 2015, respectively. The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks. Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2014 and 2015, 51.5% and 33.5%, respectively, of accounts receivable were denominated in currencies other than the RMB.

As of December 31, 2014 and 2015, the Company has pledged accounts receivable with a total carrying amount of RMB 446,778 and RMB 128,917 (US$ 19,901), respectively, to secure short-term bank borrowings.